Change in Accounting Policy (Tables)	Jan. 14, 2021
Accounting Changes and Error Corrections [Abstract]
Effect of Accounting Policy Change	The effect of the change is as follows:

	Year Ended December 31, 2018			Year Ended December 31, 2019
(In millions)	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted
Revenue	$11,270	$(837)	$10,433	$14,147	$(1,147)	$13,000
Cost of revenue, exclusive of depreciation and amortization	5,623	(837)	4,786	7,208	(1,147)	6,061

	Three Months Ended March 31, 2020			Three Months Ended June 30, 2020			Three Months Ended September 30, 2020
(In millions)	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted	Previously Reported	Effect of Change	As Adjusted
Revenue	$3,543	$(295)	$3,248	$2,241	$(328)	$1,913	$3,129	$(316)	$2,813
Cost of revenue, exclusive of depreciation and amortization	1,786	(295)	1,491	1,252	(328)	924	1,614	(316)	1,298